Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment and Economic Uncertainty Adjustments (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance pre management adjustments	£ 4,374	£ 2,856
Management adjustments to allowance account for credit losses of financial assets, including forbearance	(22)	1,142
Impairment allowance	£ 4,352	£ 3,998
Proportion of Management adjustments to total impairment allowance	(0.50%)	28.60%
Loans and advances at amortised cost | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	£ 97	£ 1,049
Loans and advances at amortised cost | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	97	545
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	0	485
Loans and advances at amortised cost | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	0	19
Loans and advances at amortised cost | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	(119)	93
Loans and advances at amortised cost | Total weighted model ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance pre management adjustments	3,700	2,300
Loans and advances at amortised cost | ECL from individually assessed impairments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance pre management adjustments	300	500
Loans and advances at amortised cost | ECL from non-modelled exposures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance pre management adjustments	400	100
Home loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance pre management adjustments	393	352
Management adjustments to allowance account for credit losses of financial assets, including forbearance	0	34
Impairment allowance	£ 393	£ 386
Proportion of Management adjustments to total impairment allowance	0.00%	8.80%
Home loans | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	£ 0	£ 34
Home loans | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	0	0
Home loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	0	23
Home loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	0	11
Home loans | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	0	0
Credit cards, unsecured loans and other retail lending
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance pre management adjustments	2,627	1,425
Management adjustments to allowance account for credit losses of financial assets, including forbearance	92	966
Impairment allowance	£ 2,719	£ 2,391
Proportion of Management adjustments to total impairment allowance	3.40%	40.40%
Credit cards, unsecured loans and other retail lending | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	£ 2	£ 771
Credit cards, unsecured loans and other retail lending | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	0	369
Credit cards, unsecured loans and other retail lending | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	2	394
Credit cards, unsecured loans and other retail lending | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	0	8
Credit cards, unsecured loans and other retail lending | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	90	195
Wholesale loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance pre management adjustments	1,354	1,079
Management adjustments to allowance account for credit losses of financial assets, including forbearance	(114)	142
Impairment allowance	£ 1,240	£ 1,221
Proportion of Management adjustments to total impairment allowance	(9.20%)	11.60%
Wholesale loans | Economic uncertainty adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	£ 95	£ 244
Wholesale loans | Economic uncertainty adjustments | Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	97	176
Wholesale loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	(2)	68
Wholesale loans | Economic uncertainty adjustments | Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	0	0
Wholesale loans | Other adjustments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Management adjustments to allowance account for credit losses of financial assets, including forbearance	£ (209)	£ (102)